Segment Reporting - Schedule of Forth Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	$ 127,569,613	$ 123,599,232	$ 117,813,049
Primary Geographical Markets [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	127,569,613	123,599,232	117,813,049
Ev Parts [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	5,948	5,807,973	8,964,094
EV products [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	2,286,093	1,214,786	7,926,233
Off-road vehicles and associated parts [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	116,556,517	106,983,891	70,622,278
Electric Scooters, Electric Self-Balancing Scooters and associated parts [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	1,351,331	683,952	4,616,683
Battery exchange equipment and Battery exchange service [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues		674,927	1,691,486
Lithium-ion cells [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	3,857,535	7,994,227	23,992,275
Commission Income [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	3,512,189	239,476
Major products and Services [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	127,569,613	123,599,232	117,813,049
U.S. and other countries/areas [Member] | Primary Geographical Markets [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	74,242,060	93,979,363	65,871,112
CHINA | Primary Geographical Markets [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	53,327,553	29,619,869	51,941,937
Transferred at Point in Time [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	124,057,424	123,359,756	117,813,049
Transferred over Time [Member]
Schedule of Forth Disaggregation of Revenue [Line Items]
Revenues	$ 3,512,189	$ 239,476